Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities, Balance at beginning of fiscal year	¥ 1,272,723	¥ 1,106,316	¥ 482,434
Net unrealized gains on investment securities, Net change during the fiscal year	1,031,832	166,407	623,882
Net unrealized gains on investment securities, Balance at end of fiscal year	2,304,555	1,272,723	1,106,316
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of fiscal year	1,809	2,170	(1,253)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the fiscal year	899	(361)	3,423
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of fiscal year	2,708	1,809	2,170
Defined benefit plans, Balance at beginning of fiscal year	(206,336)	(322,537)	(401,923)
Defined benefit plans, Net change during the fiscal year	18,696	116,201	79,386
Defined benefit plans, Balance at end of fiscal year	(187,640)	(206,336)	(322,537)
Foreign currency translation adjustments, Balance at beginning of fiscal year	289,486	(211,602)	(675,658)
Foreign currency translation adjustments, Net change during the fiscal year	658,146	501,088	464,056
Foreign currency translation adjustments, Balance at end of fiscal year	947,632	289,486	(211,602)
Accumulated other comprehensive income (loss), net of taxes: Balance at end of fiscal year	¥ 3,067,255	¥ 1,357,682	¥ 574,347